Deposits (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits
Time deposits $250000 or more	$ 72,200,000	$ 56,400,000
Minimum cash required	1,600,000	1,600,000
Average compensating balances	$ 570,000	$ 865,000